Income taxes - Changes in deferred tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance of deferred tax liability, net	$ 700,238	$ 428,215	$ 183,930
Deferred ISR in profit or loss	127,938	278,400	245,569
IMPAC recovery	(17,829)
Income tax effects recognized in other comprehensive income	(647)	(6,377)	(1,284)
Ending balance of deferred tax asset, net	$ 809,700	$ 700,238	$ 428,215